Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net debt reconciliation
Net debt at the beginning of the year	¥ 2,449,285	¥ 2,561,572	¥ 3,561,300
Cash flows	727,525	(141,004)	(1,147,187)
Acquisition of right-of-use assets	(58,238)	(21,612)	(76,534)
Other Changes (i)	(707,259)	50,329	223,993
Net debt at the end of the year	2,411,313	2,449,285	2,561,572
Lease liabilities
Net debt reconciliation
Net debt at the beginning of the year	(51,224)	(91,583)	(154,890)
Cash flows	36,259	60,922	76,734
Acquisition of right-of-use assets	(58,238)	(21,612)	(76,534)
Other Changes (i)	48,798	1,049	63,107
Net debt at the end of the year	(24,405)	(51,224)	(91,583)
Borrowings
Net debt reconciliation
Net debt at the beginning of the year	(251,732)	(289,062)	(815,260)
Cash flows	243,064	49,403	543,501
Other Changes (i)	(10,492)	(12,073)	(17,303)
Net debt at the end of the year	(19,160)	(251,732)	(289,062)
Restricted cash
Net debt reconciliation
Net debt at the beginning of the year	447,564	343,814	1,060,427
Cash flows	385,374	77,533	(788,828)
Other Changes (i)	(780,998)	26,217	72,215
Net debt at the end of the year	51,940	447,564	343,814
Cash and cash equivalents
Net debt reconciliation
Net debt at the beginning of the year	1,379,473	1,907,776	1,399,370
Cash flows	547,155	(543,432)	433,119
Other Changes (i)	21,294	15,129	75,287
Net debt at the end of the year	1,947,922	1,379,473	1,907,776
Financial assets at fair value through profit or loss
Net debt reconciliation
Net debt at the beginning of the year	925,204	690,627	2,071,653
Cash flows	(484,327)	214,570	(1,411,713)
Other Changes (i)	14,139	20,007	30,687
Net debt at the end of the year	¥ 455,016	¥ 925,204	¥ 690,627